Offerings - Offering: 1	Aug. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value CHF 0.08
Amount Registered | shares	4,850,000
Proposed Maximum Offering Price per Unit	2.61
Maximum Aggregate Offering Price	$ 12,658,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,938.01
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers common shares, par value CHF 0.08 each (“Common Shares”), of ADC Therapeutics SA (the “Registrant”) issuable pursuant to the ADC Therapeutics SA 2019 Equity Incentive Plan, as amended and restated (the “2019 Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Common Shares that become issuable under the 2019 Plan by reason of any share dividend, share split or other similar transaction.

The proposed maximum offering price per unit has been computed solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low prices per share of Ordinary Shares on the New York Stock Exchange on August 7, 2025, which date is within five business days prior to filing this Registration Statement.